Convertible Notes - Schedule of Proceeds to the Notes and the Warrants (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Proceeds to the Notes and the Warrants [Abstract]
Principal amount		$ 3,450
Less: unamortized discount and debt issuance costs		(770)
Total		$ 2,680